UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, Wisconsin 53717
(Address of principal executive offices)--(Zip code)

John W. Thompson
Chief Executive Officer and President
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2013

Date of reporting period: May 31, 2013

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

SEMI-ANNUAL REPORT
MAY 31, 2013

THOMPSON
LARGECAP FUND®
(THPGX)

THOMPSON
MIDCAP FUND®
(THPMX)

THOMPSON
BOND FUND®
(THOPX)

THOMPSON IM FUNDS, INC.
SMART INVESTING STARTS HERE

Telephone: 1-800-999-0887
www.thompsonim.com

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

NOTE ON FORWARD-LOOKING STATEMENTS

The matters discussed in this report may constitute forward-looking statements. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, investment styles, market sectors, interest rates, economic trends and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for each Fund in its current Prospectus, other factors bearing on these reports include the accuracy of the Advisor’s or portfolio manager’s forecasts and predictions, the appropriateness of the investment strategies designed by the Advisor or portfolio manager and the ability of the Advisor or portfolio manager to implement its strategies efficiently and successfully. Any one or more of these factors, as well as other risks affecting the securities markets generally, could cause the actual results of any Fund to differ materially as compared to its benchmarks.

THOMPSON IM FUNDS, INC.
SEMI-ANNUAL REPORT TO SHAREHOLDERS

May 31, 2013

CONTENTS

Page(s)
LARGECAP FUND
Investment review	3-5
Schedule of investments	6-7

MIDCAP FUND
Investment review	8-10
Schedule of investments	11-12

BOND FUND
Investment review	13-16
Schedule of investments	17-29

FUND EXPENSE EXAMPLES	30

FINANCIAL STATEMENTS
Statements of assets and liabilities	31
Statements of operations	32
Statements of changes in net assets	33
Notes to financial statements	34-39
Financial highlights	40-42

ADDITIONAL INFORMATION	43

This report contains information for existing shareholders of Thompson IM Funds, Inc. It does not constitute an offer to sell. This Semi-Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Fund Prospectus, which contains information about the Funds’ objectives and policies, risks, management, expenses and other information.
A Prospectus can be obtained by calling 1-800-999-0887.

Please read your Prospectus carefully.

LARGECAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2013

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The LargeCap Fund produced a total return of 21.28% for the six-month period ended May 31, 2013, as compared to its benchmark, the S&P 500 Index, which returned 16.43%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/13
	1 Year	3 Year	5 Year	10 Year
Thompson LargeCap Fund	34.47%	15.57%	3.76%	3.60%
S&P 500 Index	27.28%	16.87%	5.43%	7.58%

Gross Expense Ratio as of 03/31/13 was 1.31%.
Net Expense Ratio after reimbursement was 1.20%.*

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the LargeCap Fund through March 31, 2014 so that the annual operating expenses of the Fund do not exceed 1.20% of its average daily net assets.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The S&P 500 Index is an unmanaged index commonly used to measure the performance of U.S. stocks. You cannot directly invest in an index.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2013

Management Commentary

The semi-annual time period proved to be profitable for shareholders, with strong relative and absolute performance. Our pro-cyclical positioning of the portfolio was rewarded with both sector and individual issue attribution contributing to relative returns. Technology and Consumer Discretionary stocks were the best performing areas in the portfolio, but winners were also scattered throughout most of the other areas of the market. Only Energy was materially disappointing, as weakness in natural gas prices hurt several of our holdings in the sector.

More broadly, the semi-annual period contained the start of the fifth year of the current bull market. The S&P 500 is up roughly 164% through May 31, 2013 from the 3/9/2009 bottom, or approaching 26% a year, on average. Mid-sized firms have appreciated at an even faster rate from that point. Despite these returns, many individuals have been selling their equities and reducing their portfolio risk levels over the last few years. With the S&P 500 setting new all time closing highs, it’s natural to ask if the bull market can really continue. After all, a number of traditional metrics the public relies on to gauge the strength of the U.S. economy remain weak as compared to historical levels. These include the unemployment rate, family income growth, and the effectiveness of our political system to solve pressing problems.

It is important to emphasize that we believe stocks ultimately respond to one factor above all others: the profits and cash flow generated by the companies they represent. And on that basis the market appears very healthy. At the last market peak in 2007, the cumulative earnings of all the firms in the S&P 500 totaled roughly $87 per share. In 2012 that number was close to $102, and if consensus estimates for 2013 are correct we will see $110. So earnings are meaningfully higher than they were the last time the market was at these levels. At the same time, we believe that the quality of those earnings is better. In 2007, the Financial sector contributed 27% of S&P 500 earnings, some of which were later “de-booked” as the real estate bubble popped and the financial crisis ensued. It does not appear that today’s earnings are being artificially inflated by a similar effect, suggesting the overall improvement may be even better than the headline numbers imply.

The contradiction between high corporate profits and poor employment statistics can be explained by productivity. Technology has allowed both services companies and manufacturers to increase output while employing fewer people. In this environment, corporate profits and shareholders were able to enjoy financial gains at a much faster pace than individuals. At the end of 2011, corporate after-tax profits stood at 11.7 percent of national income, the highest on record, going back to 1947. We expect the final 2012 statistic should ultimately come in even higher. The oversupply of labor means wages have been low, and in fact inflation-adjusted net wages are less than they were ten years ago. How to improve the status of the individual is a topic beyond the scope of this commentary, but one that our political system will ultimately need to address.

Regardless, we believe we are still finding under-valued securities to purchase and that market valuations are reasonable. The government deficit and potential inflation are longer-term concerns, but we remain optimistic about the near-term future. The market can always experience a temporary pull- back based on short-term concerns, and may do so again despite the strong earnings growth discussed above. But, in our opinion, the increase in the S&P 500 since 2009 is justified, as are potential new market highs that may be set in the future.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, tax, and other laws. A REIT’s share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 6 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the fund’s future returns.

See Notes to Financial Statements.

LARGECAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2013

Sector Weightings at 05/31/13
% of Total Investments

Top 10 Equity Holdings at 05/31/13
		% of Fund’s
Company	Industry	Net Assets
Microsoft Corp.	Software & Computer Services	3.34%
Exxon Mobil Corp.	Oil & Gas Producers	2.70%
Bank of America Corp.	Banks	2.48%
Cisco Systems, Inc.	Technology Hardware & Equipment	2.23%
JPMorgan Chase & Co.	Banks	2.22%
Walgreen Co.	Food & Drug Retailers	2.12%
Express Scripts Holding Co.	Health Care Equipment & Services	2.09%
JDS Uniphase Corp.	Technology Hardware & Equipment	2.05%
Citigroup Inc.	Banks	1.99%
General Electric Co.	General Industrials	1.98%

As of May 31, 2013, 99.9% of the Fund’s net assets were in equity, cash and short-term instruments.

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2013

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 12.8%
Automobiles & Parts - 2.9%
Harley-Davidson, Inc.	15,450	$842,643
Johnson Controls, Inc.	48,075	1,796,082
LKQ Corp. (a)	24,750	605,880
		3,244,605
General Retailers - 4.9%
Bed Bath & Beyond Inc. (a)	16,400	1,119,300
Best Buy Co., Inc.	61,190	1,685,784
Kohl’s Corp.	29,260	1,504,257
Target Corp.	15,960	1,109,220
		5,418,561
Household Products - 1.3%
D.R. Horton, Inc.	24,550	598,038
Jarden Corp. (a)	19,185	893,637
		1,491,675
Leisure Goods - 0.5%
Brunswick Corp.	16,550	555,584

Media - 2.4%
The Walt Disney Co.	17,450	1,100,746
Time Warner Inc.	13,200	770,484
Viacom Inc. Class B	11,925	785,738
		2,656,968
Personal Goods - 0.8%
Hanesbrands, Inc.	17,850	890,001

Consumer Staples - 6.2%
Beverages - 1.1%
PepsiCo, Inc.	15,650	1,264,050

Food & Drug Retailers - 4.2%
Sysco Corp.	22,445	758,641
Walgreen Co.	49,000	2,340,240
Wal-Mart Stores, Inc.	20,500	1,534,220
		4,633,101
Household Goods &
Home Construction - 0.9%
The Procter & Gamble Co.	12,825	984,447

Energy - 14.4%
Oil & Gas Producers - 11.9%
Anadarko Petroleum Corp.	12,992	1,136,410
Apache Corp.	14,750	1,211,418
Chevron Corp.	15,845	1,944,974
Devon Energy Corp.	20,175	1,146,949
Encana Corp.	28,225	537,122
Exxon Mobil Corp.	32,970	2,982,796
Forest Oil Corp. (a)	180,825	822,754
Goodrich Petroleum Corp. (a)	55,025	691,114
Hess Corp.	11,520	776,563
Noble Energy, Inc.	19,350	1,115,527
Southwestern Energy Co. (a)	22,300	840,487
		13,206,114
Oil Equipment, Services &
Distribution - 2.5%
Helmerich & Payne, Inc.	8,800	543,312
Schlumberger Ltd.	21,944	1,602,570
Seadrill Ltd.	13,715	555,869
		2,701,751
Financials - 17.8%
Banks - 10.5%
Associated Banc-Corp	94,265	1,452,624
Bank of America Corp.	200,350	2,736,781
Citigroup Inc.	42,275	2,197,877
First Horizon National Corp.	106,910	1,227,327
JPMorgan Chase & Co.	44,875	2,449,726
PNC Financial Services Group, Inc.	12,530	897,649
Zions Bancorporation	22,150	621,308
		11,583,292
Financial Services - 5.3%
CIT Group Inc. (a)	19,000	875,520
Discover Financial Services	11,620	550,904
MSCI Inc. (a)	43,175	1,521,487
Northern Trust Corp.	19,495	1,133,634
State Street Corp.	27,100	1,793,478
		5,875,023
Insurance - 1.0%
Aflac, Inc.	20,260	1,128,279

Real Estate Investment
Trusts - 1.0%
DiamondRock Hospitality Co.	58,100	552,531
Host Hotels & Resorts Inc.	30,825	548,377
		1,100,908
Health Care - 9.7%
Health Care Equipment &
Services - 5.8%
Baxter International Inc.	11,460	805,982
Express Scripts Holding Co. (a)	37,125	2,306,205
Henry Schein, Inc. (a)	6,040	581,592
Hologic, Inc. (a)	49,700	1,031,275
Medtronic, Inc.	11,565	589,931
ResMed Inc.	11,275	541,200
Zimmer Holdings, Inc.	7,370	578,619
		6,434,804

See Notes to Financial Statements.

LARGECAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Health Care Services - 1.3%
McKesson Corp.	12,375	$1,409,017

Pharmaceuticals &
Biotechnology - 2.6%
Amgen Inc.	7,715	775,589
Celgene Corp. (a)	8,700	1,075,755
Johnson & Johnson	12,635	1,063,614
		2,914,958
Industrials - 12.8%
Construction & Materials - 1.3%
Masco Corp.	68,800	1,446,176

Electrical Equipment - 1.3%
Emerson Electric Co.	24,250	1,393,405

General Industrials - 3.5%
General Electric Co.	93,600	2,182,752
3M Co.	15,345	1,692,093
		3,874,845
Industrial Engineering - 4.6%
ABB Ltd. ADR	86,200	1,878,298
Illinois Tool Works Inc.	17,425	1,222,015
Ingersoll-Rand PLC (a)	10,300	592,559
Rockwell Automation, Inc.	15,675	1,379,713
		5,072,585
Industrial Transportation - 1.2%
FedEx Corp.	13,975	1,346,351

Support Services - 0.9%
Mobile Mini, Inc. (a)	28,450	957,343

Information Technology - 26.2%
Computer Programs - 2.8%
Electronic Arts Inc. (a)	87,510	2,011,855
Take-Two Interactive
Software, Inc. (a)	67,000	1,114,880
		3,126,735
Electronic & Electrical
Equipment - 1.0%
Maxwell Technologies, Inc. (a)	152,450	1,102,214

Internet Programs &
Services - 0.7%
eBay Inc. (a)	13,995	757,130

IT Services - 1.8%
Alliance Data Systems Corp. (a)	4,700	832,323
Visa Inc. Class A	6,245	1,112,484
		1,944,807
Software & Computer
Services - 5.9%
Google Inc. Class A (a)	1,970	1,714,708
Microsoft Corp.	105,751	3,688,595
Oracle Corp.	32,250	1,088,760
		6,492,063
Technology Hardware &
Equipment - 14.0%
Altera Corp.	33,575	1,114,354
Broadcom Corp. Class A	40,765	1,463,871
Cisco Systems, Inc.	102,260	2,462,421
EMC Corp. (a)	47,400	1,173,624
Hewlett-Packard Co.	49,900	1,218,558
Intel Corp.	87,225	2,117,823
JDS Uniphase Corp. (a)	166,135	2,262,759
Linear Technology Corp.	22,220	833,250
Maxim Integrated Products, Inc.	24,680	727,813
Qualcomm, Inc.	32,405	2,057,069
		15,431,542

TOTAL COMMON STOCKS
(COST $91,676,573)		110,438,334

SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio
Class I, 0.077% (b)	145	145

Total Money Market Funds		145

TOTAL SHORT-TERM
INVESTMENTS (COST $145)		145

TOTAL INVESTMENTS - 99.9%
(COST $91,676,718)		110,438,479

NET OTHER ASSETS AND
LIABILITIES - 0.1%		74,459

NET ASSETS - 100.0%		$110,512,938

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at May 31, 2013.

      ADR: American Depositary Receipt
      PLC: Public Limited Company

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited)
May 31, 2013

Portfolio Managers
       James T. Evans, CFA
       Jason L. Stephens, CFA
       John W. Thompson, CFA

Performance

The MidCap Fund produced a total return of 19.13% for the six-month period ended May 31, 2013, as compared to its benchmark, the Russell Midcap Index, which returned 19.49%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/13
				Since
				Inception
	1 Year	3 Year	5 Year	(03/31/08)
Thompson MidCap Fund	32.13%	15.76%	8.32%	9.88%
Russell Midcap Index	30.51%	17.46%	6.75%	8.81%

Gross Expense Ratio as of 03/31/13 was 1.83%.
Net Expense Ratio after reimbursement was 1.30%.*

* The Advisor has contractually agreed to waive management fees and/or reimburse expenses incurred by the MidCap Fund through March 31, 2014 so that the annual operating expenses of the Fund do not exceed 1.30% of its average daily net assets.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index based on total market capitalization. You cannot directly invest in an index.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2013

Management Commentary

The MidCap Fund modestly trailed its benchmark during the semi-annual time period, primarily due to poor stock selection within the Energy sector. Several natural gas companies in the Fund’s portfolio lagged the sector by a wide margin, despite a 12% increase in natural gas spot prices during the period. Natural gas contracts for longer maturities were generally flat-to-up during the time period as well. We were able to partially offset this weakness with strong sector selection, especially in our decisions to underweight Utilities and overweight Industrials. Strong individual stock performance within Technology and Financials also contributed to the Fund’s performance. But in the end the weakness in key Energy holdings was too much to completely overcome.

During the semi-annual time period, we celebrated the five-year anniversary of the MidCap Fund at the end of March. Starting an equity mutual fund the year of the worst financial crisis in almost 80 years was certainly not without its challenges. There is always uncertainty in the marketplace, but the volatility and outright investor fear on display that particular year was stunning. We very much appreciate the support of shareholders who were willing to join the Fund in its infancy amidst such turmoil.

As we’ve noted before, we look for companies that we believe have solid earnings growth potential, trading at reasonable valuation multiples. We maintain a diversified portfolio of securities with the goal of generating competitive returns over the long run. Now that the Fund has reached five years, we have some evidence as to whether or not this goal has been realized. Since inception through the five-year anniversary, the fund outpaced its benchmark. The five-year annual return for the Fund through May 31, 2013 was 8.32%, while the benchmark returned 6.75% for the same period.

We are proud of the Fund’s record during its first five years, and of the process we developed to manage it. We look forward to working together on it for many years to come.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Midcap companies tend to have limited liquidity and greater volatility than large-capitalization companies. Investments in American Depositary Receipts (“ADRs”) are subject to some extent to the risks associated with directly investing in securities of foreign issuers, including the risk of changes in currency exchange rates, expropriation or nationalization of assets, and the impact of political, diplomatic, or social events. Investments in real estate securities may involve greater risk and volatility including greater exposure to economic downturns and changes in real estate values, rents, property taxes, tax, and other laws. A REIT’s share price may decline because of adverse developments affecting the real estate industry.

Please refer to the Schedule of Investments on page 11 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Earnings Growth is a measure of growth in a company’s net income over a specific period, often one year. It is not a prediction of the fund’s future returns.

Diversification does not assure a profit nor protect against loss in a declining market.

See Notes to Financial Statements.

MIDCAP FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2013

Sector Weightings at 05/31/13
% of Total Investments

Top 10 Equity Holdings at 05/31/13
		% of Fund’s
Company	Industry	Net Assets
First Horizon National Corp.	Banks	2.12%
Associated Banc-Corp	Banks	2.09%
MSCI Inc.	Financial Services	2.07%
JDS Uniphase Corp.	Technology Hardware & Equipment	2.06%
Broadcom Corp. Class A	Technology Hardware & Equipment	2.05%
Maxwell Technologies, Inc.	Electronic & Electrical Equipment	1.99%
Take-Two Interactive Software, Inc.	Computer Programs	1.87%
Kohl’s Corp.	General Retailers	1.83%
Bed Bath & Beyond Inc.	General Retailers	1.81%
Electronic Arts Inc.	Computer Programs	1.80%

As of May 31, 2013, 99.9% of the Fund’s net assets were in equity, cash and short-term instruments.

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2013

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 17.8%
Automobiles & Parts - 2.8%
Allison Transmission Holdings, Inc.	13,300	$316,540
Harley-Davidson, Inc.	5,600	305,424
LKQ Corp. (a)	10,070	246,514
		868,478
General Retailers - 7.0%
Bed Bath & Beyond Inc. (a)	8,230	561,697
Best Buy Co., Inc.	8,900	245,195
Jos. A. Bank Clothiers, Inc. (a)	9,085	408,189
Kohl’s Corp.	11,045	567,823
Nordstrom, Inc.	6,670	392,329
		2,175,233
Household Products - 2.2%
D.R. Horton, Inc.	6,525	158,949
Jarden Corp. (a)	11,537	537,393
		696,342
Leisure Goods - 1.0%
Brunswick Corp.	9,400	315,558

Personal Goods - 3.0%
Coach, Inc.	8,028	467,711
Hanesbrands, Inc.	9,028	450,136
		917,847
Travel & Leisure - 1.8%
Darden Restaurants, Inc.	10,531	545,506

Consumer Staples - 1.9%
Food Producers - 1.9%
Ingredion Inc.	2,200	149,864
McCormick & Co., Inc.	2,043	141,130
The J. M. Smucker Co.	3,087	311,664
		602,658
Energy - 11.3%
Oil & Gas Producers - 9.0%
Bill Barrett Corp. (a)	13,690	308,983
Denbury Resources Inc. (a)	4,335	79,547
Encana Corp.	8,350	158,901
Forest Oil Corp. (a)	68,200	310,310
Goodrich Petroleum Corp. (a)	26,050	327,188
Murphy Oil Corp.	3,551	224,849
Noble Energy, Inc.	9,136	526,690
Oasis Petroleum Inc. (a)	4,300	159,788
Range Resources Corp.	6,040	454,087
Swift Energy Co. (a)	5,750	77,970
Ultra Petroleum Corp. (a)	7,275	165,725
		2,794,038
Oil Equipment, Services &
Distribution - 2.3%
Dresser-Rand Group, Inc. (a)	3,995	242,097
Helmerich & Payne, Inc.	3,645	225,042
Seadrill Ltd.	5,860	237,506
		704,645
Financials - 17.8%
Banks - 6.1%
Associated Banc-Corp	41,959	646,588
First Horizon National Corp.	57,220	656,886
Regions Financial Corp.	18,485	168,768
SunTrust Banks, Inc.	5,120	164,301
Zions Bancorporation	9,260	259,743
		1,896,286
Financial Services - 6.9%
CIT Group Inc. (a)	7,075	326,016
Discover Financial Services	8,129	385,396
Eaton Vance Corp.	5,720	237,437
MSCI Inc. (a)	18,210	641,720
Northern Trust Corp.	9,525	553,879
		2,144,448
Insurance - 1.8%
Cincinnati Financial Corp.	4,820	228,179
Unum Group	11,235	319,973
		548,152
Real Estate Investment
Trusts - 3.0%
DiamondRock Hospitality Co.	32,550	309,551
Host Hotels & Resorts Inc.	17,085	303,942
LaSalle Hotel Properties	11,670	308,088
		921,581
Health Care - 12.3%
Health Care Equipment &
Services - 9.7%
Hanger, Inc. (a)	9,950	317,505
Henry Schein, Inc. (a)	3,169	305,143
Hologic, Inc. (a)	19,325	400,994
Masimo Corp. (a)	7,500	162,375
MedAssets Inc. (a)	25,040	410,656
Natus Medical Inc. (a)	25,025	352,602
Patterson Cos., Inc.	7,580	296,226
ResMed Inc.	9,425	452,400
Zimmer Holdings, Inc.	3,850	302,264
		3,000,165
Health Care Services - 1.0%
McKesson Corp.	2,720	309,699

See Notes to Financial Statements.

MIDCAP FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Shares	Value
COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals &
Biotechnology - 1.6%
Exact Sciences Corp. (a)	29,300	$329,332
Illumina, Inc. (a)	2,525	177,558
		506,890
Industrials - 12.6%
Construction &
Materials - 2.9%
Masco Corp.	22,075	464,017
Mueller Water Products, Inc. Class A	30,900	235,149
USG Corp. (a)	6,650	181,745
		880,911
Electrical Equipment - 1.3%
Regal-Beloit Corp.	5,955	402,022

Industrial Engineering - 4.7%
Ingersoll-Rand PLC (a)	8,350	480,375
Rockwell Automation, Inc.	5,310	467,386
SPX Corp.	6,350	501,142
		1,448,903
Industrial Transportation - 1.0%
Expeditors International of
Washington, Inc.	8,025	313,216

Support Services - 2.7%
Cintas Corp.	6,600	301,323
Mobile Mini, Inc. (a)	9,420	316,983
W.W. Grainger, Inc.	888	228,607
		846,913
Information Technology - 20.5%
Computer Programs - 3.7%
Electronic Arts Inc. (a)	24,240	557,278
Take-Two Interactive
Software, Inc. (a)	34,885	580,486
		1,137,764
Electronic & Electrical
Equipment - 3.1%
Celestica Inc. (a)	18,281	169,099
Flextronics International Ltd. (a)	21,492	160,330
Maxwell Technologies, Inc. (a)	85,225	616,177
		945,606
Internet Programs &
Services - 0.8%
Liquidity Services Inc. (a)	6,200	248,062

IT Services - 2.1%
Alliance Data Systems Corp. (a)	2,290	405,536
Fiserv, Inc. (a)	2,672	232,892
		638,428
Technology Hardware &
Equipment - 10.8%
Altera Corp.	9,425	312,816
Broadcom Corp. Class A	17,705	635,787
Cavium Inc. (a)	12,150	398,034
InvenSense Inc. (a)	18,500	238,280
JDS Uniphase Corp. (a)	46,856	638,179
Linear Technology Corp.	8,210	307,875
Maxim Integrated Products, Inc.	14,401	424,685
Stratasys Ltd. (a)	2,025	170,201
3D Systems Corp. (a)	4,600	223,192
		3,349,049
Materials - 3.9%
Chemicals - 2.9%
Ecolab Inc.	5,281	446,086
International Flavors &
Fragrances Inc.	5,710	458,456
		904,542
Household Materials - 1.0%
The Scotts Miracle-Gro Co. Class A	6,646	314,156

Utilities - 1.8%
Electricity - 0.4%
Pepco Holdings, Inc.	6,660	138,328

Gas, Water & Multiutilities - 1.4%
MDU Resources Group, Inc.	8,622	222,965
SCANA Corp.	4,289	216,337
		439,302

TOTAL COMMON STOCKS
(COST $25,037,990)		30,954,728

SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio
Class I, 0.077% (b)	637	637

Total Money Market Funds		637

TOTAL SHORT-TERM
INVESTMENTS (COST $637)		637

TOTAL INVESTMENTS - 99.9%
(COST $25,038,627)		30,955,365

NET OTHER ASSETS AND
LIABILITIES - 0.1%		16,766

NET ASSETS - 100.0%		$30,972,131

(a)	Non-income producing security.
(b)	Interest rate shown represents the current coupon rate at May 31, 2013.

       PLC: Public Limited Company

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited)
May 31, 2013

Portfolio Managers
          James T. Evans, CFA
          Jason L. Stephens, CFA
          John W. Thompson, CFA

Performance

The Bond Fund produced a total return of 2.18% for the six-month period ended May 31, 2013, as compared to its benchmark, the Barclays U.S. Government/Credit 1-5 Year Index, which returned 0.07%.

Comparison of Change in Value of a Hypothetical $10,000 Investment

Average Annual Total Returns
Through 05/31/13
	1 Year	3 Year	5 Year	10 Year
Thompson Bond Fund	7.27%	5.82%	8.01%	6.23%
Barclays U.S. Gov’t./Credit 1-5 Year Index	1.23%	2.44%	3.51%	3.44%

Gross Expense Ratio as of 03/31/13 was 0.78%.	30-Day SEC Yield as of 05/31/13 was 2.06%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by calling 1-800-999-0887 or visiting www.thompsonim.com.

Results include the reinvestment of all dividends and capital gains distributions. Investment performance reflects all fee waivers that may be in effect. In the absence of such waivers, total return would be reduced. The performance information reflected in the graph and the table above does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares, nor does it imply future performance. The Barclays U.S. Government/Credit 1-5 Year Index is a market-value-weighted index of all investment-grade bonds with maturities of more than one year and less than 5 years. You cannot directly invest in an index.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2013

Management Commentary

The Fund’s positive relative return was largely attributable to its significant allocation to corporate bonds. Credit spreads continued to narrow during the first half of the fiscal year. This coupled with the relatively attractive current yields allowed performance to remain competitive in an environment of modestly rising interest rates. Interest-rate risk remains very high in the bond market overall. We cannot predict when or how quickly rates will rise, but believe it would be unrealistic to think that they would move much lower. Hence, we continue to favor taking credit risk for additional yield over extending the portfolio duration. When rates finally do rise, this strategy may change.

We believe the biggest risk to short-term performance of the Fund is that credit spreads widen. There are a few ways in which this risk can manifest itself. First, a general increase in fear regarding economic conditions can drive investors from corporate bonds to U.S. Treasury bonds, depressing corporate bond prices. In the fall of 2011 we experienced this phenomenon, as concerns over the financial solvency of some European countries worried some investors that the economy was at the precipice of another financial crisis. We did not believe this to be the case, and took advantage of some of the attractive values it created. Fear can also widen credit spreads when corporations take on too much debt in the aggregate, or the economy enters a recession. For now, we do not think either of those scenarios is imminent.

The second way credit risk can manifest itself is in the deterioration of an issuer’s fundamentals (or at least the perception of a decline), which is often reflected in a rating downgrade of an individual bond. The price of the bond will likely decline to reflect this weaker outlook. Once this happens, we then must determine whether the event that triggered the downgrade is material enough to warrant the bond’s disposal, or whether we believe the company will still meet its future obligations. If we think there’s real trouble, we generally will sell. If not, we generally will hold. For example, the Fund continues to hold bonds of R.R. Donnelly, an issue that was downgraded to junk in May of 2011. The company used some of its capital to buy back stock, which suggested to the ratings agencies that it was managing its balance sheet more for stockholders than bondholders. We determined at that time that we remained comfortable with the company’s ability to meet its obligations to us because of its large free cash flow, so we continue to hold the bonds.

It is critical to understand how this affects the pattern of shareholder returns. When the price of a bond declines, the net asset value of the fund takes a proportionally direct hit. This impacts performance going backwards, but as long as the bond successfully matures it actually increases the future return of the portfolio. This is because the bond has a higher yield-to-maturity at the new lower price. This is why we focus on the probability of our shareholders being repaid when we buy a bond, rather than on how the market will perceive changes in the bond’s fundamentals. As long as the bond does not default, shareholders should ultimately enjoy the full return of the bond, even if the timing of said returns is uncertain. It is also why we believe the Fund is more attractive to shareholders after spreads have widened than before.

We cannot predict the short-term fluctuations in investor sentiment with respect to credit risk. We simply seek to out-earn other short-term investments through the generation of interest income. When rates do finally rise materially from here, we will likely reduce our exposure to credit risk by reallocating some of the Fund’s portfolio from corporate debt to more intermediate-maturity U.S. Treasury and Agency debt, while still being mindful of the overall duration of the Fund’s portfolio. Until then, changes in investors’ perception of credit risk will likely be more impactful on the Fund’s relative performance than a rise in prevailing interest rates.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2013

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. The risk is usually greater for longer-term debt securities. Investments in bonds of foreign issuers involve greater volatility, political and economic risks, and differences in accounting methods. Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.

Please refer to the Schedule of Investments on page 17 of this report for holdings information. The management commentary above as well as Fund holdings should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings are subject to change.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee. Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration.

SEC Yield is a standardized yield computed by dividing the net investment income per share earned during the 30-day period prior to quarter-end and was created to allow for fairer comparisons among bond funds.

Yield-to-Maturity is the rate of return anticipated on a bond if it is held until the maturity date, which takes into account the current market price, par value, coupon interest rate and time to maturity.

Yield is the income earned from a bond, which takes into account the sum of the interest payment, the redemption value at the bond’s maturity, and the initial purchase price of the bond.

Free Cash Flow is a measure of financial performance calculated as operating cash flow minus capital expenditures. Free cash flow (FCF) represents the cash that a company is able to generate after laying out the money required to maintain or expand its asset base.

See Notes to Financial Statements.

BOND FUND INVESTMENT REVIEW (Unaudited) (Continued)
May 31, 2013

Portfolio Concentration at 05/31/13
(Includes cash and cash equivalents)
% Total Investments
Quality
U.S. Government & Agency Issues	0.07%
AAA	0.16%
AA	0.47%
A	8.51%
BBB	87.28%
BB and Below	2.06%
Not Rated	1.36%
Money Market Funds	0.09%
100.00%

Effective Maturity
Under 1 year	12.44%
1 to 3 years	29.95%
3 to 5 years	31.37%
5 to 10 years	26.24%
100.00%

Asset Allocation
Corporate Bonds	88.66%
Asset-Backed Securities	7.27%
Taxable Municipal Bonds	3.13%
Convertible Bonds	0.48%
Sovereign Government Bonds	0.29%
Money Market Funds	0.09%
Federal Agency Mortgage-Backed Securities	0.07%
Tax-Exempt Municipal Bonds	0.01%
100.00%

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2013

	Principal
	Amount	Value
BONDS - 98.0%

Asset-Backed Securities - 7.1%
Ameritech Capital Funding Corp.
9.100% due 6/1/2016	$4,694	$5,361

AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (d)	42,900,480	44,938,253

Beaver Valley II Funding
9.000% due 6/1/2017	10,000	10,213

Continental Airlines 2009-2 B
9.250% due 5/10/2017	691,193	777,592

Continental Airlines 2010-1 B
6.000% due 1/12/2019	81,588	84,851

Delta Air Lines 2002-1 G-1
6.718% due 1/2/2023	4,561	5,063

Delta Air Lines 2007-1 A
6.821% due 8/10/2022	10,573,605	12,331,996

Delta Air Lines 2009-1 B
9.750% due 12/17/2016	578,054	658,982

Doric Nimrod Air Finance
Alpha Ltd. 2012-1 B
6.500% due 5/30/2021 (d)	17,685,389	18,384,421

Express Pipeline LP
7.390% due 12/31/2017 (d)	2,638,000	2,883,210

FPL Energy Caithness
Funding Corp.
7.645% due 12/31/2018 (d)	2,168,960	2,326,700

General American Railcar 1997-1
6.690% due 9/20/2016 (d)	313,656	322,548

General American Railcar II
6.210% due 9/20/2017	5,614,115	5,843,063

General American Railcar III
7.760% due 8/20/2018 (d)	1,107,437	1,127,743

Maritimes & Northeast
Pipeline LLC
7.500% due 5/31/2014 (d)	28,573,600	30,052,827

Midwest Family Housing LLC
5.168% due 7/1/2016 (d)	332,000	344,311

Northwest Airlines 1999-2 A
7.575% due 3/1/2019	185,767	215,489

Northwest Airlines 2001-1 A-1
7.041% due 4/1/2022	460,353	512,142

Northwest Airlines 2002-1 G-2
6.264% due 11/20/2021	1,103,940	1,177,463

Northwest Airlines 2007-1 A
7.027% due 11/1/2019	8,208,558	9,193,584

PP&L Montana LLC
8.903% due 7/2/2020	2,920,165	3,251,721

Prologis, Inc.
7.810% due 2/1/2015	2,010,600	2,089,914

World Financial Properties
Tower B Corp.
6.910% due 9/1/2013 (d)	70,975	71,320

Total Asset-Backed Securities		136,608,767

Convertible Bonds - 0.5%
EMC Corp.
1.750% due 12/1/2013	1,000,000	1,546,250

Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,304,432

NASDAQ OMX Group, Inc.
2.500% due 8/15/2013	215,000	215,269

Total Convertible Bonds		9,065,951

Corporate Bonds - 87.0%
Abbey National Treasury
Services PLC
2.875% due 4/25/2014	8,604,000	8,762,400

Advance Auto Parts, Inc.
5.750% due 5/1/2020	21,826,000	23,958,138

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Aetna Inc.
6.750% due 9/15/2013	$188,000	$191,128

Agilent Technologies, Inc.
2.500% due 7/15/2013	165,000	165,356

Airgas, Inc.
7.125% due 10/1/2018	415,000	437,551

Alcoa Inc.
6.000% due 7/15/2013	192,000	193,122

Alltel Corp.
6.500% due 11/1/2013	8,000	8,191

Altria Group, Inc.
7.000% due 11/4/2013	41,000	41,921
8.500% due 11/10/2013	90,000	93,067

AMB Property LP
5.900% due 8/15/2013	8,000	8,078

Ameren Corp.
8.875% due 5/15/2014	1,210,000	1,298,232

American Express
6.650% due 9/15/2015	90,000	100,450
6.900% due 9/15/2015	277,000	311,935

American Financial Group, Inc.
9.875% due 6/15/2019	1,751,000	2,349,924

American General Finance
6.000% due 10/15/2014	1,000,000	1,019,760
6.000% due 12/15/2014	1,000,000	1,027,090

American Standard Inc.
5.500% due 4/1/2015	25,000	26,650

Amphenol Corp.
4.750% due 11/15/2014	1,698,000	1,796,401

Anadarko Petroleum Corp.
7.625% due 3/15/2014	988,000	1,041,523

Arden Realty LP
5.250% due 3/1/2015	3,040,000	3,244,048

Aspen Insurance Holdings Ltd.
6.000% due 8/15/2014	4,669,000	4,922,405

Associated Banc-Corp
9.250% due 10/15/2018	387,000	394,647

Associates Corp. N.A.
6.950% due 11/1/2018	691,000	838,694

Assurant, Inc.
5.625% due 2/15/2014	30,000	30,963

Astoria Financial Corp.
5.000% due 6/19/2017	26,873,000	28,534,047

AutoZone, Inc.
4.375% due 6/1/2013	155,000	155,000

Avnet, Inc.
5.875% due 3/15/2014	15,175,000	15,710,177
6.000% due 9/1/2015	225,000	243,313
6.625% due 9/15/2016	551,000	621,946

Avon Products, Inc.
5.750% due 3/1/2018	5,275,000	5,828,595
6.500% due 3/1/2019	24,451,000	28,047,106
4.600% due 3/15/2020	500,000	528,420

Axis Capital Holdings
5.750% due 12/1/2014	5,622,000	5,998,348

Bank of America Corp.
4.750% due 8/15/2013	590,000	594,742
4.750% due 8/15/2013	20,000	20,116
7.375% due 5/15/2014	926,000	982,701
5.375% due 6/15/2014	50,000	52,242
5.350% due 9/15/2015	549,000	591,692
5.250% due 12/1/2015	333,000	359,570
5.625% due 10/14/2016	935,000	1,053,072
6.000% due 8/15/2017	115,000	132,234
6.050% due 8/15/2017	948,000	1,072,456
5.750% due 12/1/2017	555,000	635,555
5.350% due 3/15/2018	81,000	88,933
5.800% due 2/15/2019	10,000	11,358
7.625% due 6/1/2019	730,000	919,474
6.400% due 8/15/2019	141,000	163,210

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Bank of America Corp. (continued)
6.750% due 8/15/2019	$671,000	$791,948
4.625% due 3/30/2020 (b)	680,000	685,814
5.560% due 11/23/2020 (b)	85,000	85,683

Bear Stearns Cos. LLC
5.300% due 9/15/2013	20,000	20,273
2.920% due 3/10/2014 (a)	270,000	271,296
2.870% due 4/10/2014 (a)	100,000	100,051

Best Buy Co., Inc.
7.250% due 7/15/2013 (a)	570,000	572,850
3.750% due 3/15/2016	17,902,000	18,125,775

Bio-Rad Laboratories, Inc.
8.000% due 9/15/2016	21,770,000	23,016,703

Black Hills Corp.
9.000% due 5/15/2014	2,452,000	2,624,214

BMC Software, Inc.
7.250% due 6/1/2018	26,928,000	29,158,258

Boston Properties LP
5.625% due 4/15/2015	331,000	359,475

Boston Scientific Corp.
5.450% due 6/15/2014	1,471,000	1,540,742
6.250% due 11/15/2015 (a)	3,358,000	3,736,823

Brinker International
5.750% due 6/1/2014	9,512,000	9,980,466

Brocade Communications
Systems, Inc.
6.875% due 1/15/2020	3,118,000	3,390,825

CA, Inc.
6.125% due 12/1/2014	1,614,000	1,729,704

Capital One Financial
6.150% due 9/1/2016	300,000	340,495

Carpenter Technology Corp.
7.060% due 5/21/2018	500,000	549,671
7.030% due 5/22/2018	8,000	8,785

Centel Capital Corp.
9.000% due 10/15/2019	10,000	12,164

CenterPoint Energy, Inc.
6.850% due 6/1/2015	192,000	213,579

Chesapeake & Potomac
Telephone Co.
7.150% due 5/1/2023	3,949,000	3,957,723
7.150% due 5/1/2023	54,000	54,119

Citigroup Funding, Inc.
4.250% due 12/15/2018 (b)	10,000	10,122
4.000% due 8/11/2020 (b)	180,000	184,310

Citigroup, Inc.
6.500% due 8/19/2013	1,463,000	1,480,875
6.000% due 12/13/2013	3,620,000	3,722,707
5.125% due 5/5/2014	3,000	3,118
5.000% due 9/15/2014	7,085,000	7,411,363
6.010% due 1/15/2015	244,000	262,674
4.875% due 5/7/2015	115,000	122,055
5.500% due 2/15/2017	180,000	200,040
6.125% due 11/21/2017	1,269,000	1,484,474
6.125% due 5/15/2018	176,000	207,507

Cleveland Electric
Illuminating Co.
5.650% due 12/15/2013	332,000	340,631

Cliffs Natural Resources Inc.
3.950% due 1/15/2018	1,200,000	1,188,174
5.900% due 3/15/2020	41,774,000	42,918,566
4.875% due 4/1/2021	500,000	480,005

CMS Energy Corp.
2.750% due 5/15/2014	10,000	10,170

CNA Financial Corp.
5.850% due 12/15/2014	1,552,000	1,658,472
6.500% due 8/15/2016	1,250,000	1,426,645
6.950% due 1/15/2018	605,000	707,286

Commercial Net Lease
Realty, Inc.
6.250% due 6/15/2014	1,060,000	1,097,004
6.150% due 12/15/2015	443,000	498,619

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Commonwealth Edison Co.
7.500% due 7/1/2013	$37,000	$37,183

Computer Sciences Corp.
6.500% due 3/15/2018	19,477,000	22,502,343

Con-way Inc.
7.250% due 1/15/2018	13,089,000	15,212,559

Cooperatieve Centrale Raiffeisen-
Boerenleenbank B.A.
2.000% due 1/15/2014	25,000	25,087

Countrywide Financial Corp.
5.000% due 5/11/2015	30,000	29,481
5.750% due 6/24/2015 (b)	560,000	560,302
6.500% due 7/28/2015 (b)	138,000	137,662
6.250% due 5/15/2016	952,000	1,057,386
5.250% due 5/27/2020	218,000	215,503
6.000% due 8/26/2020 (b)	117,000	116,227

Countrywide Home Loans, Inc.
6.000% due 1/24/2018	1,077,000	1,066,876
5.500% due 5/16/2018	240,000	237,064

Coventry Health Care, Inc.
6.300% due 8/15/2014	8,184,000	8,703,668
6.125% due 1/15/2015	1,136,000	1,224,991
5.950% due 3/15/2017	854,000	978,605

Crane Co.
5.500% due 9/15/2013	75,000	75,869

CRH America, Inc.
5.300% due 10/15/2013	10,000	10,167

Darden Restaurants
7.125% due 2/1/2016	136,000	153,154

Dean Witter Discover & Co.
6.750% due 10/15/2013	287,000	293,458

Dell Inc.
1.400% due 9/10/2013	5,942,000	5,946,635

Discover Financial Services
6.450% due 6/12/2017	590,000	683,832
10.250% due 7/15/2019	7,870,000	10,290,222

Domtar Corp.
9.500% due 8/1/2016	580,000	693,105
10.750% due 6/1/2017	17,379,000	22,116,672

Dow Chemical Co.
4.300% due 6/15/2013	35,000	35,029
6.850% due 8/15/2013	335,000	338,892
5.900% due 2/15/2015	650,000	705,442
4.150% due 12/15/2017	65,000	65,043
5.000% due 9/15/2020	105,000	105,311
5.050% due 9/15/2020	197,000	197,610
4.500% due 6/15/2021	25,000	25,003

Duke Energy Corp.
5.650% due 6/15/2013	192,000	192,275

Duquesne Light Holdings Inc.
5.500% due 8/15/2015	6,799,000	7,391,478

Enbridge Energy Partners, L.P.
4.750% due 6/1/2013	25,000	25,000

Endurance Specialty
Holdings Ltd.
6.150% due 10/15/2015	6,158,000	6,787,908

Enel Finance Int’l. N.V.
6.250% due 9/15/2017 (d)	2,706,000	3,050,420
5.125% due 10/7/2019 (d)	5,000,000	5,412,250
5.125% due 10/7/2019	500,000	541,225

Energy Transfer Partners, L.P.
6.000% due 7/1/2013	1,001,000	1,004,379
8.500% due 4/15/2014	278,000	295,952

Entergy New Orleans, Inc.
5.250% due 8/1/2013	32,000	32,184

Exelon Generation Co., LLC
5.350% due 1/15/2014	122,000	125,463

Expedia, Inc.
7.456% due 8/15/2018	17,549,000	20,676,618

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	1,904,000	2,172,626
7.375% due 4/15/2018	17,937,000	20,796,463
5.800% due 5/15/2021 (d)	12,040,000	12,697,023

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Fidelity National Financial, Inc.
6.600% due 5/15/2017	$15,861,000	$17,790,364

Fidelity National Information
Services, Inc.
7.875% due 7/15/2020	16,273,000	18,234,580

First Horizon National Corp.
5.375% due 12/15/2015	895,000	977,902

First Tennessee Bank
5.050% due 1/15/2015	2,757,000	2,899,959
5.650% due 4/1/2016	5,247,000	5,727,930

Fortune Brands, Inc.
4.875% due 12/1/2013	239,000	243,575
5.375% due 1/15/2016	10,000	10,992

Frontier Oil Corp.
6.875% due 11/15/2018	1,920,000	2,083,200

GATX Corp.
8.750% due 5/15/2014	135,000	144,902

Gazprom OAO Via Gaz
Capital S.A.
8.125% due 7/31/2014 (d)	24,896,000	26,735,814
4.950% due 5/23/2016 (d)	5,000,000	5,343,200
9.250% due 4/23/2019 (d)	1,500,000	1,908,750

General Electric Capital Corp.
4.150% due 6/15/2013	19,000	19,014
5.600% due 7/15/2014	500,000	524,602
5.250% due 6/15/2015	25,000	26,879
5.400% due 6/15/2015	59,000	63,525
5.500% due 8/15/2015	30,000	32,719
5.450% due 1/15/2016	49,000	49,174
5.000% due 4/15/2016	45,000	49,186
4.750% due 3/15/2017	395,000	397,007
5.000% due 3/15/2018	182,000	180,645
5.000% due 3/15/2018	128,000	127,993
6.750% due 4/15/2018	373,000	445,199
6.300% due 5/15/2018	1,790,000	2,095,766
6.000% due 7/15/2018	57,000	66,289
6.000% due 7/15/2018	39,000	45,153
5.450% due 7/15/2019	50,000	50,121
5.500% due 7/15/2019	16,000	16,038
6.150% due 7/15/2019	80,000	78,759
5.750% due 1/15/2020	110,000	110,393

Genworth Financial Inc.
5.750% due 6/15/2014	3,580,000	3,735,981
8.625% due 12/15/2016	8,264,000	9,991,878
6.515% due 5/22/2018	17,629,000	20,216,391
7.700% due 6/15/2020	7,667,000	9,151,439
7.200% due 2/15/2021	423,000	501,568

Genworth Global
Funding Trusts
5.500% due 6/15/2013	260,000	259,998
5.350% due 7/15/2013	32,000	32,108
5.250% due 8/15/2013	33,000	33,188
5.000% due 9/15/2013	20,000	20,148

GFI Group Inc.
9.625% due 7/19/2018 (a)	551,000	542,735

GMAC LLC
6.000% due 7/15/2013	60,000	60,176
0.000% due 6/15/2015 (c)	1,250,000	1,175,250
6.350% due 2/15/2016 (b)	75,000	75,408
6.500% due 2/15/2016 (b)	100,000	100,182
6.500% due 9/15/2016 (b)	87,000	87,417
7.250% due 9/15/2017	259,000	259,078

Goldman Sachs Group, Inc.
4.750% due 7/15/2013	386,000	387,779
5.400% due 4/30/2014	45,000	46,745
5.625% due 1/15/2017	565,000	627,735
5.950% due 1/18/2018	9,647,000	11,123,859

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	35,511

Harley-Davidson
15.000% due 2/1/2014	500,000	544,063

Harsco Corp.
5.125% due 9/15/2013	146,000	147,767

Hartford Financial Services
4.750% due 3/1/2014	932,000	956,250

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Hartford Life Insurance Co.
5.050% due 7/15/2013	$35,000	$35,116

Hasbro, Inc.
6.125% due 5/15/2014	1,000,000	1,050,485

HCP, Inc.
5.650% due 12/15/2013	1,593,000	1,635,344
6.000% due 3/1/2015	5,879,000	6,379,027
7.072% due 6/8/2015	703,000	784,670

Hewlett-Packard Co.
1.250% due 9/13/2013	2,157,000	2,159,446
6.125% due 3/1/2014	656,000	680,477
1.550% due 5/30/2014	2,449,000	2,464,593
2.600% due 9/15/2017	4,673,000	4,751,516
5.500% due 3/1/2018	13,866,000	15,630,227

Horace Mann Educators Corp.
6.850% due 4/15/2016	8,370,000	9,245,109

Hospitality Properties Trust
7.875% due 8/15/2014	10,953,000	11,460,737
5.125% due 2/15/2015	4,594,000	4,783,048
6.300% due 6/15/2016	271,000	298,334
5.625% due 3/15/2017	2,651,000	2,917,977
6.700% due 1/15/2018	1,047,000	1,189,835

Host Hotels & Resorts LP
5.875% due 6/15/2019	230,000	252,960

Howard Hughes
Medical Institute
3.450% due 9/1/2014	85,000	88,146

HRPT Properties Trust
5.750% due 2/15/2014	1,280,000	1,290,609
5.750% due 11/1/2015	3,332,000	3,538,614
6.250% due 8/15/2016	3,815,000	4,122,420
6.250% due 6/15/2017	1,865,000	2,028,243
6.650% due 1/15/2018	21,869,000	24,231,727

HSBC Finance Corp.
4.750% due 7/15/2013	347,000	348,630
5.350% due 7/15/2013	91,000	91,421
5.750% due 7/15/2013	549,000	551,924
3.610% due 9/15/2013 (a)	366,000	363,434
3.810% due 10/10/2013 (a)	331,000	326,793
1.850% due 12/15/2013	33,000	33,178
3.590% due 1/10/2014 (a)	335,000	338,538
2.500% due 1/15/2014	5,000	5,033
2.400% due 2/15/2014	5,000	5,025
2.500% due 2/15/2014	690,000	696,569
4.950% due 3/15/2014	10,000	10,279
2.050% due 4/15/2014	20,000	20,149
2.150% due 4/15/2014	25,000	25,213
5.600% due 4/15/2014	665,000	687,153
1.900% due 6/15/2014	20,000	20,127
5.500% due 7/15/2014	30,000	31,195
6.000% due 8/15/2014	553,000	584,666
6.000% due 8/15/2014	67,000	70,785
5.800% due 9/15/2014	153,000	161,192
5.850% due 9/15/2014	325,000	343,771
5.650% due 10/15/2014	30,000	31,681
5.750% due 10/15/2014	274,000	290,930
5.350% due 11/15/2014	30,000	31,623
5.600% due 2/15/2018	250,000	280,750

HSBC USA Inc.
9.500% due 4/15/2014	157,000	168,239

Iberdrola Finance Ireland Ltd.
3.800% due 9/11/2014 (d)	6,000,000	6,186,120
5.000% due 9/11/2019 (d)	12,453,000	13,492,452

Ingersoll-Rand
9.500% due 4/15/2014	1,281,000	1,374,911

Ingram Micro Inc.
5.250% due 9/1/2017	1,000,000	1,080,773

International Game Technology
7.500% due 6/15/2019	383,000	453,354

International Paper Co.
5.500% due 1/15/2014	50,000	51,289
7.400% due 6/15/2014	50,000	53,120

Jabil Circuit, Inc.
7.750% due 7/15/2016	6,632,000	7,626,800
8.250% due 3/15/2018	9,015,000	10,908,150

Janus Capital Group Inc.
6.119% due 4/15/2014	40,000	40,628

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Jefferson-Pilot Corp.
4.750% due 1/30/2014	$4,063,000	$4,170,869

John Hancock Life Ins. Co.
4.800% due 10/15/2013	5,000	5,054
4.750% due 11/15/2013	5,000	5,065
5.000% due 12/15/2013	5,000	5,083
5.450% due 9/15/2015	201,000	215,218
5.450% due 10/15/2015	29,000	31,194
5.500% due 11/15/2015	75,000	80,675
5.250% due 12/15/2015	25,000	26,777
5.500% due 12/15/2015	25,000	26,929
5.000% due 4/15/2016	60,000	64,183

JPMorgan Chase & Co.
5.250% due 5/15/2018	65,000	63,753
5.250% due 3/15/2019	20,000	19,905
7.900% due 12/29/2099 (a)	8,684,000	10,138,570

Korea Development Bank
5.750% due 9/10/2013	30,000	30,375
8.000% due 1/23/2014	583,000	608,116

Lexmark International, Inc.
6.650% due 6/1/2018	3,370,000	3,780,618

Liberty Property LP
5.650% due 8/15/2014	36,000	37,960

Lincoln National Corp.
4.750% due 2/15/2014	1,638,000	1,682,513

Macy’s Retail Holdings, Inc.
7.625% due 8/15/2013	56,000	56,693

Manufacturers & Traders
Trust Co.
5.585% due 12/28/2020 (a)	347,000	355,597

Marriott International, Inc.
5.810% due 11/10/2015	373,000	407,942

Masco Corp.
7.125% due 8/15/2013	4,402,000	4,446,020
4.800% due 6/15/2015	1,475,000	1,552,107
6.125% due 10/3/2016	4,502,000	5,038,737
5.850% due 3/15/2017	2,899,000	3,215,278
6.625% due 4/15/2018	11,640,000	13,215,649

Maxim Integrated
Products, Inc.
3.450% due 6/14/2013	115,000	115,083

Maytag Corp.
5.000% due 5/15/2015	50,000	53,251

MBIA Inc.
6.400% due 8/15/2022	9,798,000	9,798,000

MBNA Corp.
5.000% due 6/15/2015	800,000	855,382

McDonald’s Corp.
4.125% due 6/1/2013	49,000	49,000

McKesson Corp.
6.500% due 2/15/2014	6,000	6,246

Merrill Lynch & Co.
0.000% due 8/30/2013 (c)	260,000	259,226
5.000% due 2/3/2014	259,000	266,290
5.450% due 7/15/2014	1,082,000	1,132,589
5.000% due 1/15/2015	343,000	362,994
5.300% due 9/30/2015	1,712,000	1,859,307
6.050% due 5/16/2016	3,000,000	3,332,628
6.400% due 8/28/2017	3,048,000	3,544,086
6.875% due 4/25/2018	233,000	277,547
6.500% due 7/15/2018	2,668,000	3,142,482
6.875% due 11/15/2018	2,316,000	2,801,698
8.400% due 11/1/2019	310,000	378,622

Morgan Stanley
2.875% due 1/24/2014	301,000	304,895
4.750% due 4/1/2014	19,564,000	20,101,384
6.000% due 5/13/2014	695,000	727,904
6.000% due 4/28/2015	3,753,000	4,071,352
4.000% due 7/24/2015	200,000	210,470
5.375% due 10/15/2015	1,000,000	1,088,811
5.750% due 10/18/2016	2,178,000	2,442,263
6.250% due 8/28/2017	2,800,000	3,230,352
5.950% due 12/28/2017	2,933,000	3,366,008
6.625% due 4/1/2018	10,152,000	11,948,894
7.300% due 5/13/2019	4,020,000	4,925,396
6.250% due 7/8/2019 (b)	139,000	146,650
5.625% due 9/23/2019	400,000	453,073
5.500% due 1/26/2020	10,000	11,277
4.000% due 7/30/2020 (b)	8,293,000	8,291,068

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Morgan Stanley (continued)
4.000% due 8/19/2020 (b)	$1,164,000	$1,155,615
4.000% due 9/22/2020 (b)	2,542,000	2,547,038
3.500% due 10/15/2020 (b)	340,000	343,149

Mylan Inc.
7.625% due 7/15/2017 (d)	30,567,000	33,671,048
7.875% due 7/15/2020 (d)	3,600,000	4,183,697

Nabisco, Inc.
7.550% due 6/15/2015	50,000	56,514

NASDAQ OMX Group, Inc.
4.000% due 1/15/2015	250,000	260,520

National City Bank of Indiana
4.250% due 7/1/2018	200,000	218,013

National Retail Properties Inc.
6.875% due 10/15/2017	2,273,000	2,713,964

National Rural Utilities
4.250% due 8/15/2013	42,000	42,247
7.300% due 11/15/2013	50,000	51,281
7.200% due 10/1/2015	30,000	33,413

NationsBank Corp.
0.000% due 8/15/2013 (c)	259,000	258,292
7.750% due 8/15/2015	2,251,000	2,530,029

Nationwide Building Society
5.250% due 1/15/2014 (d)	1,200,000	1,228,361

Navigators Group, Inc.
7.000% due 5/1/2016	14,360,000	15,941,352

NET Servicos de
Comunicacao S.A.
7.500% due 1/27/2020	26,129,000	29,003,190

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	38,000	43,516

NiSource Finance Corp.
5.400% due 7/15/2014	215,000	225,424

Noble Energy, Inc.
5.250% due 4/15/2014	40,000	41,295

Norfolk Southern Railway Co.
Equipment Trust I
6.150% due 4/1/2014	25,000	26,115

Northeast Utilities
5.650% due 6/1/2013	15,000	15,000

Northern Indiana Public
Service Co.
7.590% due 6/12/2017	182,000	209,419

Northern Rock Asset
Management PLC
5.625% due 6/22/2017 (d)	2,500,000	2,872,475

NYSE Euronext
4.800% due 6/28/2013	185,000	185,533

Odyssey Re Holdings Corp.
7.650% due 11/1/2013	194,000	198,968

Ohio Casualty Corp.
7.300% due 6/15/2014	462,000	487,467

Owens Corning
6.500% due 12/1/2016	3,372,000	3,795,065

Paine Webber Group Inc.
7.625% due 2/15/2014	50,000	52,264

Panhandle Eastern Pipe
Line Co. LP
6.050% due 8/15/2013	5,000	5,048

Petrobras Argentina S.A.
5.875% due 5/15/2017 (d)	13,500,000	14,580,000
5.875% due 5/15/2017	19,444,000	20,999,520

Petrohawk Energy Corp.
7.875% due 6/1/2015	208,000	212,576
7.250% due 8/15/2018	41,500,000	46,116,875

Pitney Bowes Inc.
5.750% due 9/15/2017	67,000	74,382
6.250% due 3/15/2019	918,000	1,036,875
5.250% due 1/15/2037	42,473,000	45,066,996

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Platinum Underwriters
Finance, Inc.
7.500% due 6/1/2017	$14,118,000	$16,098,431

PNC Funding Corp.
5.250% due 11/15/2015	352,000	387,584

PNM Resources Inc.
9.250% due 5/15/2015	617,000	700,295

Potomac Electric Power Co.
4.650% due 4/15/2014	35,000	36,150

PPL Energy Supply, LLC
6.300% due 7/15/2013	60,000	60,372
5.400% due 8/15/2014	15,000	15,811
6.500% due 5/1/2018	1,000,000	1,179,713

Principal Life Income
Funding Trusts
5.000% due 4/15/2014	30,000	31,034
5.000% due 4/15/2014	40,000	41,465
5.000% due 4/15/2014	5,000	5,164
3.858% due 4/1/2016 (a)	50,000	51,467

Progressive Corp.
7.000% due 10/1/2013	25,000	25,521

Prologis, Inc.
7.625% due 8/15/2014	14,000	15,170
6.250% due 3/15/2017	159,000	182,426
7.375% due 10/30/2019	5,000	6,211
6.875% due 3/15/2020	10,000	12,059

Protective Life Corp.
4.300% due 6/1/2013	502,000	502,000
4.875% due 11/1/2014	820,000	865,298

Protective Life Secured Trusts
5.000% due 6/15/2013	40,000	40,023
4.850% due 10/15/2013	40,000	39,995
4.250% due 3/15/2014	20,000	20,311

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,248,229

Prudential Financial, Inc.
4.500% due 7/15/2013	584,000	586,645
4.750% due 4/1/2014	5,000	5,168
5.100% due 9/20/2014	225,000	237,405
6.200% due 1/15/2015	1,100,000	1,188,405
5.000% due 3/16/2015	140,000	148,625

Qwest Corp.
3.530% due 6/15/2013 (a)	1,203,000	1,203,547

R.R. Donnelley & Sons Co.
5.500% due 5/15/2015	3,314,000	3,545,980
8.600% due 8/15/2016	327,000	379,320
6.125% due 1/15/2017	2,791,000	2,979,392

Regions Bank / Birmingham AL
7.500% due 5/15/2018	15,723,000	19,079,530

Regions Financial Corp.
7.750% due 11/10/2014	1,170,000	1,272,586

Retail Property Trust
7.180% due 9/1/2013 (d)	25,000	25,388

Rio Tinto Finance USA Ltd.
5.875% due 7/15/2013	33,000	33,198

RJ Reynolds Tobacco
Holdings, Inc.
9.250% due 8/15/2013	2,849,000	2,888,407

RPM Int’l., Inc.
6.250% due 12/15/2013	15,080,000	15,467,209

Ryder System, Inc.
5.850% due 3/1/2014	45,000	46,711

Safeway Inc.
6.250% due 3/15/2014	2,677,000	2,782,782

Security Benefit Life Insurance
8.750% due 5/15/2016 (d)	7,000,000	8,154,006

Seminole Indian
Tribe of Florida
8.030% due 10/1/2020 (d)	41,300,000	45,180,920

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Sempra Energy
8.900% due 11/15/2013	$20,000	$20,729

Simon Property Group, LP
6.750% due 5/15/2014	201,000	209,405
5.750% due 12/1/2015	1,089,000	1,208,795
6.100% due 5/1/2016	1,000,000	1,132,286

SL Green Realty Corp.
5.000% due 8/15/2018	16,015,000	17,471,276

SLM Corp.
4.700% due 6/15/2013	20,000	19,992
4.750% due 6/15/2013	24,000	23,990
4.800% due 6/15/2013	25,000	24,990
4.428% due 9/15/2013 (a)	91,000	90,476
4.300% due 12/15/2013	2,000	1,982
5.150% due 12/15/2013	60,000	59,725
5.250% due 12/15/2013	30,000	29,878
4.098% due 1/31/2014 (a)	127,000	128,072
4.700% due 3/15/2014	25,000	24,747
4.950% due 3/15/2014	15,000	14,876
5.150% due 3/15/2014	10,000	9,932
3.778% due 4/1/2014 (a)	155,000	154,369
4.358% due 6/2/2014 (a)	70,000	69,590
5.050% due 11/14/2014	142,000	147,325
3.728% due 12/15/2014 (a)	444,000	444,222
5.000% due 3/15/2015 (b)	11,000	10,808
5.000% due 4/15/2015	425,000	442,000
3.928% due 9/15/2015 (a)	90,000	91,889
5.000% due 9/15/2015	55,000	53,789
5.000% due 9/15/2015	140,000	136,909
5.000% due 9/15/2015	46,000	44,984
5.250% due 9/15/2015	75,000	73,742
4.028% due 12/15/2015 (a)	128,000	126,614
5.150% due 3/15/2017	3,085,000	2,992,450
4.800% due 6/15/2017 (b)	59,000	56,209
5.100% due 6/15/2017 (b)	35,000	33,714
4.700% due 12/15/2017 (b)	33,000	30,907
5.250% due 3/15/2018	5,000	4,761
5.450% due 3/15/2018	74,000	71,035
5.600% due 3/15/2018	30,000	28,983
5.000% due 6/15/2018	168,000	167,999
5.600% due 6/15/2018	29,000	27,857
6.000% due 6/15/2018 (b)	105,000	104,931
8.450% due 6/15/2018	9,790,000	10,866,900
5.200% due 12/15/2018 (b)	30,000	27,933
5.450% due 12/15/2018 (b)	46,000	43,354
5.250% due 3/15/2019	42,000	38,885
5.500% due 3/15/2019	800,000	750,680
5.500% due 3/15/2019 (b)	375,000	368,100
5.900% due 3/15/2019 (b)	30,000	28,716
6.000% due 3/15/2019 (b)	110,000	105,774
6.000% due 3/15/2019 (b)	61,000	58,657
6.200% due 3/15/2019 (b)	44,000	42,729
6.250% due 3/15/2019 (b)	20,000	19,470
5.190% due 4/24/2019	731,000	715,531
4.228% due 5/3/2019 (a)	217,000	209,275
5.000% due 6/15/2019	158,000	143,670
5.000% due 6/15/2019	48,000	43,646
5.150% due 6/15/2019	11,000	10,053
6.000% due 6/15/2019	25,000	23,916
6.000% due 6/15/2019	94,000	89,925
5.500% due 9/15/2019	5,000	4,646
6.000% due 9/15/2019	43,000	41,063
8.000% due 3/25/2020	20,888,000	22,741,810
6.000% due 9/15/2020 (b)	15,000	14,228
6.250% due 9/15/2020 (b)	154,000	148,264
6.500% due 12/15/2020 (b)	71,000	71,024
6.750% due 12/15/2020 (b)	306,000	302,866
6.750% due 12/15/2020 (b)	95,000	94,027
5.000% due 6/15/2021 (b)	67,000	66,279
6.000% due 6/15/2021	40,000	37,371
6.000% due 6/15/2021	251,000	234,511
6.000% due 6/15/2021	381,000	357,612
6.150% due 6/15/2021	271,000	257,011
6.150% due 6/15/2021	152,000	144,154
7.000% due 6/15/2021 (b)	194,000	194,115
7.250% due 1/25/2022	805,000	847,262
5.400% due 4/25/2023 (b)	70,000	62,550

Sonoco Products Co.
6.500% due 11/15/2013	20,000	20,500

Spectra Energy Capital LLC
5.500% due 3/1/2014	37,000	38,259

Springleaf Finance Corp.
6.900% due 12/15/2017	1,000,000	1,036,250

Staples, Inc.
9.750% due 1/15/2014	1,375,000	1,449,408

State Bank of India/London
4.125% due 8/1/2017 (d)	8,000,000	8,224,800

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Steelcase Inc.
6.375% due 2/15/2021	$787,000	$856,108

Sunoco Logistics Partners
Operations LP
8.750% due 2/15/2014	55,000	57,995

Sunoco, Inc.
4.875% due 10/15/2014	2,147,000	2,244,229
9.625% due 4/15/2015	6,466,000	7,426,453

SunTrust Bank
5.000% due 9/1/2015	690,000	742,167
5.450% due 12/1/2017	51,000	57,999

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	19,465
7.450% due 7/1/2018	130,000	159,527

Tech Data Corp.
3.750% due 9/21/2017	4,301,000	4,449,944

Telecom Italia
5.250% due 11/15/2013	10,101,000	10,277,767
6.175% due 6/18/2014	1,805,000	1,884,886
6.999% due 6/4/2018	19,556,000	22,691,531
7.175% due 6/18/2019	1,053,000	1,240,829

Textron Financial Corp.
6.200% due 3/15/2015	14,000	15,188

Torchmark Corp.
7.375% due 8/1/2013	1,415,000	1,429,809
6.375% due 6/15/2016	1,056,000	1,171,796

Transatlantic Holdings, Inc.
5.750% due 12/14/2015	2,590,000	2,850,197

21st Century Insurance Group
5.900% due 12/15/2013	363,000	371,458

Tyco Electronics Group
5.950% due 1/15/2014	792,000	817,225

UDR, Inc.
6.050% due 6/1/2013	35,000	35,000
5.500% due 4/1/2014	2,411,000	2,498,242
5.250% due 1/15/2015	690,000	732,734

United Telephone of Florida
6.875% due 7/15/2013	46,000	46,243

Unitrin, Inc.
6.000% due 11/30/2015	10,185,000	11,124,108
6.000% due 5/15/2017	8,867,000	9,715,909

Universal Corp.
5.200% due 10/15/2013	30,000	30,386

Unum Group
7.125% due 9/30/2016	3,200,000	3,712,074

UnumProvident Group
6.850% due 11/15/2015 (d)	1,900,000	2,125,999

Valero Energy Corp.
4.750% due 4/1/2014	15,000	15,496

Veolia Environnement S.A.
5.250% due 6/3/2013	40,000	40,000

Wachovia Bank
4.875% due 2/15/2014	25,000	25,741
5.000% due 8/15/2015	1,750,000	1,901,139
5.600% due 3/15/2016	50,000	56,025
5.625% due 10/15/2016	200,000	227,384

Warner Chilcott Co. LLC
7.750% due 9/15/2018	6,200,000	6,839,375

Weatherford International Ltd.
4.950% due 10/15/2013	10,114,000	10,260,845

Weingarten Realty Investors
4.857% due 1/15/2014	792,000	809,993

Wells Fargo & Co.
5.750% due 5/16/2016	200,000	226,228
7.980% due 3/15/2049 (a)	36,926,000	43,249,577

Western Union Co.
5.930% due 10/1/2016	33,095,000	36,963,475

Westinghouse Credit
8.875% due 6/14/2014	91,000	97,711

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Westvaco Corp.
7.650% due 3/15/2027	$7,000	$7,902

Weyerhaeuser Co.
6.950% due 8/1/2017	195,000	233,765

White Mountains
Re Group, Ltd.
6.375% due 3/20/2017 (d)	15,135,000	16,788,014

Willamette Industries, Inc.
7.125% due 7/22/2013	280,000	281,215

Willis N.A. Inc.
6.200% due 3/28/2017	1,801,000	2,035,865

Wyndham Worldwide
6.000% due 12/1/2016	2,615,000	2,941,613
5.750% due 2/1/2018	2,020,000	2,284,357

Wynn Las Vegas LLC
7.875% due 5/1/2020	2,422,000	2,718,695
7.750% due 8/15/2020	38,699,000	43,633,122

Xerox Corp.
8.250% due 5/15/2014	9,125,000	9,745,235

XL Capital
5.250% due 9/15/2014	4,220,000	4,443,196

Yum! Brands, Inc.
6.250% due 4/15/2016	791,000	895,656

Zions Bancorporation
7.750% due 9/23/2014	11,330,000	12,232,638
3.500% due 9/15/2015	4,790,000	4,800,001
2.550% due 11/16/2015	1,866,000	1,861,152
5.500% due 5/10/2016	2,943,000	2,930,130
2.750% due 5/16/2016	10,175,000	10,247,212
4.000% due 6/20/2016	60,000	63,411
5.000% due 8/1/2016	3,640,000	3,662,477
5.250% due 11/7/2016	1,089,000	1,089,306
4.500% due 3/27/2017	1,125,000	1,211,584

Total Corporate Bonds		1,666,240,580

Federal Agency Mortgage-
Backed Securities - 0.0%
Fannie Mae
6.000% due 8/1/2014,
Pool #25-5434F	5,984	6,092
7.000% due 7/1/2015,
Pool #53-5461F	4,275	4,480
8.000% due 9/1/2015,
Pool #53-5460F	10,086	10,545
6.500% due 1/1/2019,
Pool #76-9194F	61,080	65,666
6.000% due 10/1/2037,
Pool #88-8736F	408,573	440,602
6.000% due 3/1/2038,
Pool #25-7134F	276,927	298,636

Freddie Mac
4.500% due 5/1/2018,
Pool #P1-0032	46,273	47,613
6.500% due 12/1/2018,
Pool #C9-0241	40,541	45,024
6.000% due 11/1/2021,
Pool #G1-2449	78,404	85,865
6.000% due 2/1/2022,
Pool #G1-2758	126,607	139,569

Ginnie Mae
5.500% due 6/15/2017,
Pool #58-4476X	2,579	2,753
5.500% due 7/20/2018,
Pool #00-3411M	12,760	13,647
7.000% due 5/15/2033,
Pool #78-2071X	54,082	65,600
5.500% due 6/20/2038,
Pool #00-4163M	59,608	62,245

Total Federal Agency Mortgage-
Backed Securities		1,288,337

Sovereign Government
Bonds - 0.3%
Export-Import Bank of Korea
8.125% due 1/21/2014	5,200,000	5,425,774

Total Sovereign
Government Bonds		5,425,774

See Notes to Financial Statements.

BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2013

	Principal
	Amount	Value
BONDS (continued)

Taxable Municipal Bonds - 3.1%
Casino Reinvestment
Development Authority NJ
5.340% due 6/1/2020	$2,915,000	$2,944,587

City of Detroit MI Water Supply
System Revenue
3.607% due 7/1/2016	500,000	500,650

County of Reeves TX Certs.
of Participation
6.150% due 12/1/2015	875,000	913,657
6.875% due 12/1/2020	75,000	78,323
7.700% due 12/1/2021	1,990,000	2,113,320

Garza County TX Public
Facility Corp.
6.200% due 10/1/2020	20,000	20,962

Lancaster PA Parking Authority
5.760% due 12/1/2017	525,000	559,650

LL & P Wind Energy, Inc. WA
5.983% due 12/1/2022 (d)	6,195,000	6,310,661

Los Angeles CA Community
College District
4.760% due 8/1/2015	40,000	41,662

Puerto Rico Commonwealth
Gov’t. Development Bank
4.704% due 5/1/2016	24,080,000	24,094,448
3.875% due 2/1/2017	8,000,000	7,782,880
4.375% due 2/1/2019	12,395,000	12,048,808

Willacy County TX Public
Facility Corp
6.000% due 12/1/2016	1,330,000	1,364,819

Total Taxable Municipal Bonds		58,774,427

Tax-Exempt Municipal
Bonds - 0.0%
Philadelphia PA Hospitals &
Higher Education
Facilities Auth.
4.250% due 7/1/2013	100,000	100,281

State of Florida Lottery Revenue
4.250% due 7/1/2017	80,000	81,033

Total Tax-Exempt
Municipal Bonds		181,314

United States Government &
Agency Issues - 0.0%
Tennessee Valley Authority
0.000% due 11/1/2013 (c)	15,000	14,947

Total United States Government
& Agency Issues		14,947

TOTAL BONDS
(COST $1,833,821,003)		1,877,600,097

	Shares
SHORT-TERM INVESTMENTS - 0.1%

Money Market Funds - 0.1%
Fidelity Money Market Portfolio
Class I, 0.077% (a)	1,692,860	1,692,860

Total Money Market Funds		1,692,860

TOTAL SHORT-TERM INVESTMENTS
(COST $1,692,860)		1,692,860

TOTAL INVESTMENTS - 98.1%
(COST $1,835,513,863)		1,879,292,957

NET OTHER ASSETS AND
LIABILITIES - 1.9%		35,430,870

NET ASSETS - 100.0%		$1,914,723,827

(a)	Interest rate shown represents the current coupon rate at May 31, 2013.
(b)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.
(c)	Zero-coupon security.
(d)	Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

PLC: Public Limited Company

See Notes to Financial Statements.

FUND EXPENSE EXAMPLES (Unaudited)
May 31, 2013

Example

A Fund shareholder may incur two types of costs: (1) transaction costs such as redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2012 to May 31, 2013.

Actual Expenses

The first line of the table below under each Fund provides information about actual account values and actual expenses for such Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below under each Fund provides information about hypothetical account values and hypothetical expenses based on such Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid During
	Account Value	Account Value	Period*
	12/01/12	05/31/13	12/01/12-05/31/13
Thompson LargeCap Fund
Actual	$1,000.00	$1,206.67	$6.77
Hypothetical (5% return before expenses)	$1,000.00	$1,018.87	$6.19
Thompson MidCap Fund
Actual	$1,000.00	$1,184.82	$7.08
Hypothetical (5% return before expenses)	$1,000.00	$1,018.52	$6.54
Thompson Bond Fund
Actual	$1,000.00	$1,018.06	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.26	$3.78

*	Expenses are equal to the annualized [net] expense ratio for each Fund (LargeCap Fund: 1.23%; MidCap Fund: 1.30%; and Bond Fund: 0.75%), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

For more information, please refer to the Funds’ Prospectus.

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2013 (In thousands, except per share amounts)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
ASSETS
Total investments in securities, at value (Cost $91,677, $25,039 and
$1,835,514, respectively)	$110,438	$30,955	$1,879,293
Due from sale of securities	137	25	26,614
Receivable from fund shares sold	3	–	21,581
Dividends and interest receivable	193	28	27,254
Prepaid expenses	19	14	56
Total Assets	110,790	31,022	1,954,798
LIABILITIES
Due on purchase of securities	–	–	17,427
Payable for fund shares redeemed	61	–	11,098
Line of credit	46	9	10,384
Accrued expenses payable	71	20	88
Due to Advisor	99	21	1,077
Total Liabilities	277	50	40,074
NET ASSETS	$110,513	$30,972	$1,914,724
Net Assets consist of:
Capital stock ($.001 par value)	$171,450	$24,837	$1,854,702
Undistributed net investment income (loss)	126	(7)	14,554
Accumulated net realized gain (loss) on investments	(79,824)	226	1,689
Net unrealized appreciation on investments	18,761	5,916	43,779
Net Assets	$110,513	$30,972	$1,914,724
Shares of capital stock outstanding (unlimited shares authorized)	2,673	2,512	159,702
Offering and redemption price/Net asset value per share	$41.34	$12.33	$11.99

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (Unaudited)
Six-Month Period Ended May 31, 2013 (In thousands)

	LARGECAP	MIDCAP	BOND
	FUND	FUND	FUND
Investment income
Dividends(1)	$909	$178	$–
Interest	–	–	33,544
	909	178	33,544
Expenses
Investment advisory fees	494	138	4,787
Shareholder servicing costs	18	20	530
Administrative & accounting services fees	58	21	244
Custody fees	7	4	81
Federal & state registration	18	16	61
Directors fees	12	9	53
Professional fees	19	18	34
Other expenses	19	5	195
Total expenses	645	231	5,985
Less expenses reimbursed by Advisor	(4)	(52)	–
Net expenses	641	179	5,985
Net investment income (loss)	268	(1)	27,559
Net realized gain on investments	3,584	579	2,207
Net unrealized appreciation on investments	16,195	4,254	2,388
Net gain on investments	19,779	4,833	4,595
Net increase in net assets resulting from operations	$20,047	$4,832	$32,154

(1)Net of foreign withholding taxes	$2	$–	$–

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
(In thousands)

	LARGECAP		MIDCAP		BOND
	FUND		FUND		FUND
	Six Month		Six Month		Six Month
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	May 31, 2013	November 30,	May 31, 2013	November 30,	May 31, 2013	November 30,
	(Unaudited)	2012	(Unaudited)	2012	(Unaudited)	2012
Operations
Net investment income (loss)	$268	$509	$(1)	$(6)	$27,559	$35,828
Net realized gain on investments	3,584	12,001	579	2,194	2,207	2,478
Net unrealized appreciation
on investments	16,195	756	4,254	314	2,388	44,436
Net increase in net assets resulting
from operations	20,047	13,266	4,832	2,502	32,154	82,742
Distributions to Shareholders
Distributions from net investment income	(538)	(359)	–	–	(24,418)	(31,675)
Distributions from net realized gains on
securities transactions	–	–	(2,062)	(1,957)	(2,354)	(1,596)
Total distributions to shareholders	(538)	(359)	(2,062)	(1,957)	(26,772)	(33,271)
Fund Share Transactions (See Note 4)	(8,606)	(17,383)	3,647	6,390	617,059	586,782
Total Increase (Decrease) in Net Assets	10,903	(4,476)	6,417	6,935	622,441	636,253
Net Assets
Beginning of period	99,610	104,086	24,555	17,620	1,292,283	656,030
End of period	$110,513	$99,610	$30,972	$24,555	$1,914,724	$1,292,283
Undistributed net investment income (loss)
included in net assets at end of period	$126	$396	$(7)	$(6)	$14,554	$10,999

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2013

NOTE 1 - ORGANIZATION
Thompson IM Funds, Inc. (the “Company”) is a Wisconsin corporation registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The Company consists of separate mutual funds series (each, a “Fund,” and collectively, the “Funds”): Thompson LargeCap Fund (the “LargeCap Fund”), Thompson MidCap Fund (the “MidCap Fund”) and Thompson Bond Fund (the “Bond Fund”). The assets and liabilities of each Fund are segregated and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The objectives and strategies of each Fund are described in the Funds’ Prospectus.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

SECURITY VALUATION - Each Fund’s investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices) or, where market quotations are not readily available or are unreliable, at fair value as determined in good faith pursuant to procedures established by the Funds’ Board of Directors (the “Funds’ Board”). Market quotations for the common stocks in which the Funds invest are nearly always readily available; however, market quotations for debt securities are often not readily available. Fair values of debt securities are typically based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Debt securities with remaining maturities of 60 days or less are generally valued at amortized cost basis. Exchange-traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Investments in money market mutual funds are generally priced at the ending NAV provided by the service agent of the funds.

When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Pricing Policies and Procedures adopted by the Funds’ Board, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of May 31, 2013.

In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2013

what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign government bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2013:

	LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$110,438,334	$–	$–	$110,438,334
Short-term securities	145	–	–	145
Total Assets	$110,438,479	$–	$–	$110,438,479

	MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common Stocks	$30,954,728	$–	$–	$30,954,728
Short-term securities	637	–	–	637
Total Assets	$30,955,365	$–	$–	$30,955,365

	Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	$–	$1,877,600,097	$–	$1,877,600,097
Short-term securities	1,692,860	–	–	1,692,860
Total Assets	$1,692,860	$1,877,600,097	$–	$1,879,292,957

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the six-month period ended May 31, 2013. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2013

SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Investment securities transactions are accounted for on the trade date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities on the same basis for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded as earned. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

OPTIONS - Each Fund may enter into options transactions for hedging purposes and will not use these instruments for speculation. Each Fund may use options to hedge against anticipated declines in the market value of portfolio securities and increases in the market value of securities it intends to purchase and protect against exposure to interest rate changes. Each Fund may also use options to enhance total return or invest in eligible asset classes with greater efficiency and lower cost than is believed to be possible through direct investment. The use of options for hedging purposes involves certain risks and may result in a loss if changes in the value of the option move in a direction different than anticipated, rendering the hedging strategy unsuccessful.

Each Fund may write covered call/put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current fair value of the options written. Premiums received from writing options that expire unexercised are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS - Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Each Fund designates and maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

VARIABLE-RATE DEMAND NOTES - The Funds invest in short-term variable-rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these instruments to the extent the issuer defaults on its payment obligation.

PERMANENT BOOK AND TAX DIFFERENCES - Generally accepted accounting principles require that permanent financial reporting and tax differences relating to shareholder distributions be reclassified in the capital accounts.

EXPENSES - Each Fund is charged for those expenses that are directly attributed to it. Expenses that are not readily identifiable to a specific Fund are generally allocated among the Funds in proportion to the relative sizes of the Funds.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders from net investment income and realized gains on securities for the LargeCap Fund and MidCap Fund normally are declared at least annually. Bond Fund distributions to shareholders from net investment income normally are declared on a quarterly basis, and distributions to shareholders from realized gains on securities normally are declared at least annually. Distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES - No provision has been made for federal income taxes since the Funds have elected to be taxed as regulated investment companies and intend to distribute substantially all income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2013

LINE OF CREDIT - The Funds have established an unsecured line of credit (“LOC”) with U.S. Bank N.A. which expires November 15, 2013 used primarily to finance redemption payments. Each individual Fund’s borrowing under the LOC is limited to either 5% of the value of that Fund’s total assets or any explicit borrowing limits imposed by the Funds’ Board, whatever is less. As of May 31, 2013, the limits established by the Funds’ Board are: LargeCap Fund - $5,250,000, MidCap Fund - $1,200,000 and Bond Fund - $55,000,000. The following table shows the average balance, average interest rate and interest expense incurred by the Funds on borrowings under the LOC for the six-month period ended May 31, 2013.

	Average	Average	Interest
Fund	Balance	Interest Rate	Expense
LargeCap Fund	$146,885	3.250%	$2,413
MidCap Fund	$15,214	3.250%	$249
Bond Fund	$1,811,346	3.250%	$29,800

GUARANTEES AND INDEMNIFICATIONS - Under the Funds’ organizational documents, each Director, officer, employee or other agent of the Funds (including the Funds’ investment manager) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - As of and during the six-month period ended May 31, 2013, the Funds did not have a liability for unrecognized tax benefits in the accompanying financial statements. Also, the Funds recognized no interest or penalties related to unrecognized tax benefits during the same period. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. Generally, each of the tax years in the four-year period ended November 30, 2012 remains subject to examination by taxing authorities. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

SUBSEQUENT EVENTS - The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined that such subsequent events do not have an impact on the Funds’ financial statements.

NOTE 3 - INVESTMENT ADVISORY AND ADMINISTRATIVE AND ACCOUNTING SERVICES AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisory Agreement pursuant to which Thompson Investment Management, Inc. (“TIM” or “Advisor”) is retained by the Funds provides for compensation to TIM (computed daily and paid monthly) at the following annual rates: for the LargeCap Fund and MidCap Fund - 1.00% of the first $50 million of average daily net assets and 0.90% of average daily net assets in excess of $50 million; and for the Bond Fund - 0.65% of the first $50 million of average daily net assets and 0.60% of average daily net assets in excess of $50 million.

The Advisor is contractually bound to waive management fees and/or reimburse expenses incurred by the LargeCap Fund from March 31, 2013 through March 31, 2014 and the MidCap Fund from December 1, 2012 through March 31, 2014, so that the annual operating expenses of the Funds do not exceed the following percentages of their respective average daily net assets: LargeCap Fund-1.20% and MidCap Fund-1.30%. The Advisor reimbursed expenses incurred by the LargeCap Fund in the amount of $3,568 for the period from March 31, 2013 through May 31, 2013, and the MidCap Fund in the amount of $51,550 for the period from December 1, 2012 through May 31, 2013. The Funds are not obligated to reimburse the Advisor for any fees or expenses waived in previous fiscal years.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2013

Pursuant to an Administrative and Accounting Services Agreement, TIM maintains the Funds’ financial records in accordance with the 1940 Act, prepares all necessary financial statements of the Funds and calculates the net asset value per share of the Funds on a daily basis. As compensation for its services, each Fund pays TIM a fee computed daily and payable monthly at the annual rate of 0.15% of average daily net assets up to $30 million, 0.10% of the next $70 million of average daily net assets and 0.025% of average daily net assets in excess of $100 million, with an annual minimum fee of $30,000 per Fund. The calculations of daily net asset value are subcontracted to U.S. Bancorp Fund Services, resulting in fees paid by TIM for the six-month period ended May 31, 2013 in the amounts of $16,784, $16,431 and $99,633 for the LargeCap Fund, MidCap Fund and Bond Fund, respectively.

The Funds reimburse the Advisor for a portion of amounts paid by the Advisor out of the Advisor’s own resources under various shareholder, account maintenance, networking and other services provided to the Funds by broker-dealers and other intermediaries. The amount reimbursed by the Funds is equal to (1) for those accounts maintained through a shareholder servicing arrangement, an annual rate of no more than 0.10% of the average daily net assets of the omnibus accounts in the Funds for which all broker-dealers and other intermediaries, in the aggregate, are responsible, and (2) for those accounts maintained through a networking arrangement, no more than $6 per year per account in the Funds for which the broker-dealers and other intermediaries are responsible; provided however, in all cases only one of these fees shall be applicable to the assets in an account. This amount has been determined by the Funds’ Board to approximate the transfer agency fees that would otherwise have been payable by the Funds if such broker-dealers and intermediaries did not maintain these accounts. For the six-month period ended May 31, 2013, the amounts reimbursed by the Funds to the Advisor were $13,090, $2,164 and $292,064 for the LargeCap Fund, MidCap Fund and Bond Fund, respectively.

NOTE 4 - FUND SHARE TRANSACTIONS (in thousands)

Transactions in shares of the Funds were as follows:

	Six-Month Period Ended		Year Ended
	May 31, 2013 (Unaudited)		November 30, 2012
	Shares	Dollars	Shares	Dollars
LargeCap Fund
Shares sold	85	$3,236	447	$14,978
Shares issued in reinvestment of dividends	14	516	12	343
Shares issued in reinvestment of realized gains	–	–	–	–
Shares redeemed	(333)	(12,358)	(1,014)	(32,704)
Net decrease	(234)	$(8,606)	(555)	$(17,383)

MidCap Fund
Shares sold	234	$2,666	549	$6,096
Shares issued in reinvestment of dividends	–	–	–	–
Shares issued in reinvestment of realized gains	195	2,058	205	1,953
Shares redeemed	(94)	(1,077)	(157)	(1,659)
Net increase	335	$3,647	597	$6,390

Bond Fund
Shares sold	70,752	$847,772	69,563	$810,480
Shares issued in reinvestment of dividends	1,918	22,805	2,562	29,525
Shares issued in reinvestment of realized gains	188	2,229	136	1,521
Shares redeemed	(21,340)	(255,747)	(21,964)	(254,744)
Net increase	51,518	$617,059	50,297	$586,782

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
May 31, 2013

NOTE 5 - PURCHASE AND SALE OF SECURITIES
Investment transactions for the six-month period ended May 31, 2013 were as follows:

	Securities other than U.S.
	Government and Short-term
	Investments		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
LargeCap Fund	$10,873,155	$19,715,708	$–	$–
MidCap Fund	$6,631,152	$5,044,673	$–	$–
Bond Fund	$877,088,718	$42,398,682	$70,228	$–

NOTE 6 - INCOME TAX INFORMATION
At May 31, 2013, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

				Net unrealized
		Unrealized	Unrealized	appreciation
	Federal tax cost	appreciation	depreciation	(depreciation)
LargeCap Fund	$92,356,959	$22,349,117	$(4,267,597)	$18,081,520
MidCap Fund	$25,300,717	$6,464,683	$(810,035)	$5,654,648
Bond Fund	$1,835,513,863	$56,065,361	$(12,286,267)	$43,779,094

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales and straddles.

The tax components of distributions paid during the six-month period ended May 31, 2013 (unaudited) are:

	Ordinary	Long-term
	income	capital gains
	distributions	distributions
LargeCap Fund	$538,254	$–
MidCap Fund	$–	$2,062,420
Bond Fund	$24,417,662	$2,353,544

The tax components of distributions paid during the fiscal year ended November 30, 2012, capital loss carryforward as of November 30, 2012 and tax basis post-October losses and late-year ordinary losses as of November 30, 2012, which are not being recognized for tax purposes until the first day of the following fiscal year are:

	Ordinary	Long-term	Net capital
	income	capital gains	loss	Post-October	Late-year
	distributions	distributions	carryforward*	losses	ordinary losses
LargeCap Fund	$358,796	$–	$82,544,592	$–	$–
MidCap Fund	$165,439	$1,791,599	$–	$3,138	$5,943
Bond Fund	$31,793,469	$1,478,148	$–	$57,021	$–

*	The LargeCap Fund has capital losses in the amount of $34,789,309 and $47,755,283 which expire on November 30, 2016 and November 30, 2017, respectively.

FINANCIAL HIGHLIGHTS

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended
	May 31, 2013		Year Ended November 30,
	(Unaudited)		2012	2011	2010	2009	2008
LARGECAP FUND

Net Asset Value, Beginning of Period	$34.27		$30.07	$29.20	$27.04	$19.75	$45.86
Income from Investment Operations
Net investment income	0.10		0.18	0.08	0.01	0.07	0.29
Net realized and unrealized gains (losses)
on investments and options	7.16		4.13	0.80	2.20	7.51	(19.59)
Total from Investment Operations	7.26		4.31	0.88	2.21	7.58	(19.30)
Less Distributions
Distributions from net investment income	(0.19)		(0.11)	(0.01)	(0.05)	(0.29)	(0.41)
Distributions from net realized gains	–		–	–	–	–	(6.40)
Total Distributions	(0.19)		(0.11)	(0.01)	(0.05)	(0.29)	(6.81)

Net Asset Value, End of Period	$41.34		$34.27	$30.07	$29.20	$27.04	$19.75

Total Return	21.28%	(a)	14.37%	3.02%	8.17%	38.88%	(49.29% )

Ratios/Supplemental Data
Net assets, end of period (millions)	$110.5		$99.6	$104.1	$125.8	$144.1	$133.9
Ratios to average net assets:
Ratio of expenses	1.23%	(b)	1.31%	1.31%	1.36%	1.54%	1.27%
Ratio of expenses without reimbursement	1.24%	(b)	1.31%	1.31%	1.36%	1.54%	1.27%
Ratio of net investment income	0.51%	(b)	0.47%	0.24%	0.05%	0.32%	0.56%
Ratio of net investment income
without reimbursement	0.51%	(b)	0.47%	0.24%	0.05%	0.32%	0.56%
Portfolio turnover rate	10%	(a)	30%	40%	37%	63%	43%

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

								March 31, 2008
	Six-Month							(inception)
	Period Ended		Year Ended November 30,					through
	May 31, 2013							November 30,
	(Unaudited)		2012	2011	2010		2009	2008
MIDCAP FUND

Net Asset Value, Beginning of Period	$11.28		$11.15	$11.36	$9.39		$6.18	$10.00
Income from Investment Operations
Net investment income	–		–	–	–		0.01	0.04
Net realized and unrealized gains (losses)
on investments	2.00		1.38	0.44	2.02		3.25	(3.86)
Total from Investment Operations	2.00		1.38	0.44	2.02		3.26	(3.82)
Less Distributions
Distributions from net investment income	–		–	–	–	(c)	(0.05)	–
Distributions from net realized gains	(0.95)		(1.25)	(0.65)	(0.05)		–	–
Total Distributions	(0.95)		(1.25)	(0.65)	(0.05)		(0.05)	–

Net Asset Value, End of Period	$12.33		$11.28	$11.15	$11.36		$9.39	$6.18

Total Return	19.13%	(a)	14.41%	3.69%	21.71%		53.04%	(38.20%	)(a)

Ratios/Supplemental Data
Net assets, end of period (millions)	$31.0		$24.6	$17.6	$15.7		$9.6	$2.3
Ratios to average net assets:
Ratio of expenses	1.30%	(b)	1.30%	1.30%	1.30%		1.30%	1.30%	(b)
Ratio of expenses without reimbursement	1.67%	(b)	1.83%	1.96%	2.34%		4.21%	8.40%	(b)
Ratio of net investment income (loss)	(0.01%	)(b)	(0.03% )	(0.19% )	(0.09%	)	0.12%	0.79%	(b)
Ratio of net investment loss
without reimbursement	(0.38%	)(b)	(0.56% )	(0.85% )	(1.14%	)	(2.79% )	(6.30%	)(b)
Portfolio turnover rate	18%	(a)	44%	47%	39%		61%	50%	(a)

(a)	Calculated on a non-annualized basis.
(b)	Calculated on an annualized basis.
(c)	Less than .005 per share.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (Continued)

The following table presents information relating to a share of capital stock outstanding for the entire period.

	Six-Month
	Period Ended		Year Ended November 30,
	May 31, 2013
	(Unaudited)		2012	2011		2010	2009	2008
BOND FUND

Net Asset Value, Beginning of Period	$11.95		$11.33	$11.54		$11.16	$9.24	$10.34
Income from Investment Operations
Net investment income	0.19		0.41	0.42		0.34	0.63	0.62
Net realized and unrealized gains (losses)
on investments	0.07	(a)	0.67 (a)	(0.17	)(a)	0.46 (a)	2.01	(1.17)
Total from Investment Operations	0.26		1.08	0.25		0.80	2.64	(0.55)
Less Distributions
Distributions from net investment income	(0.20)		(0.43)	(0.40)		(0.34)	(0.72)	(0.55)
Distributions from net realized gains	(0.02)		(0.03)	(0.06)		(0.08)	–	–
Total Distributions	(0.22)		(0.46)	(0.46)		(0.42)	(0.72)	(0.55)

Net Asset Value, End of Period	$11.99		$11.95	$11.33		$11.54	$11.16	$9.24

Total Return	2.18%	(b)	9.70%	2.16%		7.33%	30.05%	(5.63% )

Ratios/Supplemental Data
Net assets, end of period (millions)	$1,914.7		$1,292.3	$656.0		$437.5	$134.2	$44.0
Ratios to average net assets:
Ratio of expenses	0.75%	(c)	0.78%	0.80%		0.80%	0.75%	0.59%
Ratio of expenses without reimbursement	0.75%	(c)	0.78%	0.84%		0.87%	1.20%	1.18%
Ratio of net investment income	3.46%	(c)	3.90%	3.89%		3.52%	6.40%	6.38%
Ratio of net investment income
without reimbursement	3.46%	(c)	3.90%	3.86%		3.44%	5.95%	5.78%
Portfolio turnover rate	18%	(b)	16%	14%		10%	85%	110%

(a)	Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share in the period. It does not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuation in share transactions.
(b)	Calculated on a non-annualized basis.
(c)	Calculated on an annualized basis.

See Notes to Financial Statements.

ADDITIONAL INFORMATION (Unaudited)

THOMPSON IM FUNDS

DIRECTORS	INVESTMENT ADVISOR
John W. Feldt - Chairman	Thompson Investment Management, Inc.
George E. Austin	918 Deming Way
Patricia Lipton	Madison, Wisconsin 53717
Jason L. Stephens
John W. Thompson	DISTRIBUTOR
Quasar Distributors, LLC
OFFICERS	615 East Michigan Street
John W. Thompson, CFA	Milwaukee, Wisconsin 53202
President and Chief Executive Officer
Jason L. Stephens, CFA	TRANSFER AGENT
Vice President	U.S. Bancorp Fund Services, LLC
James T. Evans, CFA	615 East Michigan Street
Vice President	Milwaukee, Wisconsin 53202
Penny M. Hubbard
Chief Financial Officer and Treasurer	INDEPENDENT REGISTERED
Nedra S. Pierce	PUBLIC ACCOUNTING FIRM
Chief Compliance Officer	Cohen Fund Audit Services, Ltd.
Lesley T. Bailey	1350 Euclid Avenue, Suite 800
Secretary	Cleveland, OH 44115
Sarah M. Baumgartner
Assistant Secretary	LEGAL COUNSEL
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

The Statement of Additional Information contains additional information about the directors and officers of Thompson IM Funds, Inc. and is available without charge, upon request, by calling 1-800-999-0887.

Proxy Voting Policy

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds actually voted proxies during the most recent 12-month period ended June 30 are available without charge, upon request, by calling 1-800-999-0887, through the Funds’ website at www.thompsonim.com and on the SEC’s website at www.sec.gov.

Information About Portfolio Securities

The Funds file complete schedules of their portfolio holdings with the Securities and Exchange Commission for the Funds’ first and third quarters of its fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You may also review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330. The Funds’ Forms N-Q are also available without charge, upon request, by calling 1-800-999-0887.

Item 2. Code of Ethics.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

     Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

     Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Schedule of Investments.

     The required Schedules of Investments in securities of unaffiliated issuers is included as part of the Registrant’s Semi-Annual Report to shareholders dated as of May 31, 2013 provided under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

     Not applicable to this Registrant because it is not a closed-end management investment company.

Item 10. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

2

Item 11. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this Form N-CSR that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits

     The following exhibits are attached to this Form N-CSR:

Exhibit No.	Description of Exhibit
12(a)(1)

The Code of Ethics for the Registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant’s Certified Shareholder Report on Form N-CSR filed on January 28, 2005, and is incorporated herein by reference

12(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

12(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 24th day of July, 2013.

THOMPSON IM FUNDS, INC.

By:	/s/ John W. Thompson
John W. Thompson, Chief Executive
Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 24th day of July, 2013.

By:	/s/ John W. Thompson
John W. Thompson, Chief Executive
Officer and President (Principal
Executive Officer)

By:	/s/ Penny Hubbard
Penny Hubbard, Chief Financial
Officer (Principal Financial Officer)

4